ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2017
SCHEDULE OF ACCOUNTS RECEIVABLE
Accounts receivable at December 31, 2017 and 2016 consisted of the following:

	December 31, 2017	December 31, 2016
	USD	USD
Accounts receivable	77,858,266	34,452,392
Less: Allowance for doubtful accounts	(590,991)	(533,596)
Total	77,267,275	33,918,796

Accounts Receivable [Member]
SCHEDULE OF ACTIVITIES IN ALLOWANCE FOR DOUBTFUL ACCOUNTS
The activity in the allowance for doubtful accounts – accounts receivable for the years ended December 31, 2017, 2016 and 2015 are as follows:

	For the Years Ended
	December 31, 2017	December 31, 2016	December 31, 2015
	USD	USD	USD
Beginning balance	533,596	443,624	433,948
Provisions	23,783	123,239	34,902
Foreign currency translation adjustment	33,612	(33,267)	(25,226)
Ending balance	590,991	533,596	443,624